Income Taxes (Credit) - Federal (Detail) - Federal $ in Millions	Dec. 31, 2016 USD ($)
Research and development credits
Tax credit carryforward
Tax credit carryforwards	$ 2.0
Orphan drug credits
Tax credit carryforward
Tax credit carryforwards	$ 7.3